Supplement dated February 15, 2011
to the Prospectus for Principal Variable Contracts Funds, Inc.
Dated May 1, 2010
(as supplemented on May 3, 2010, May 19, 2010, June 16, 2010,
September 16, 2010, and December 15, 2010)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

BOND & MORTGAGE SECURITIES ACCOUNT
On page 15, delete the Sub-Sub-Advisor(s) and Portfolio Manager(s) heading and the sub-sub-advisor and portfolio manager information under that heading.

PRINCIPAL LIFETIME 2010, 2020, 2030, 2040, 2050, AND STRATEGIC INCOME ACCOUNTS
Effective, March 1, 2011, make the following changes in the summary section for these Accounts. For the
Principal LifeTime 2010, 2020, 2030, 2040, and 2050 Accounts in the Principal Investment Strategies section on pages 82-83, 87-88, 92-93, 98, and 102-103 respectively, delete the first three paragraphs and substitute the following:

The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds,
Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-
advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or
Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

For the Principal LifeTime Strategic Income Account, in the Principal Investment Strategies section on pages
107-108, delete the first three paragraphs and substitute the following:
The Account invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts
according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately
15 years beyond the normal retirement age of 65. The Account invests in PFI Institutional Class and PVC class
1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has
hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or
Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

In the Management Investment Advisor and Portfolio Managers section for Principal Management Corporation on pages 86, 91, 96, 101, 105, and 111:
Delete the reference to Michael P. Finnegan. Add the following:

  Jeffrey R. Tyler (since 2011), Vice President

In the Management Sub-Advisor(s) and Portfolio Manager(s) section for Principal Global Investors, LLC on pages 86, 91, 96, 101, 105, and 111:
Delete the reference to Tim Dunbar.

MANAGEMENT OF THE FUND
The Manager
Effective March 1, 2011, delete the fifth paragraph on page 173 and substitute:
Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime
Accounts directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Account are James
Fennessey, Jeffrey Tyler, and Randy Welch. The portfolio managers PGI has appointed for each Principal
LifeTime Account are David Blake and Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and
Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Accounts; however, Mr.
Tyler has ultimate decision making authority.

Effective March 1, 2011, delete the seventh paragraph on page 173 and add the following to this section:
Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at
EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and
Manager of Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has
earned the right to use the Chartered Financial Analyst designation.

The Sub-Advisors
On page 179, effective March 1, 2011, in the section for Principal Global Investors, LLC, delete reference to Tim
Dunbar.

The Sub-Sub-Advisors
On page 181, delete the heading “Sub-Sub-Advisors” and the related information under that heading.

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Supplement dated February 15, 2011
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
dated May 1, 2010
(as supplemented on May 3, 2010, May 19, 2010, June 16, 2010,
September 16, 2010, and December 15, 2010)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
On pages 60-61, delete the “The Sub-Sub-Advisors” section.

PORTFOLIO MANAGER DISCLOSURE
Principal Management Corporation

Effective March 1, 2011, delete the information related to Michael Finnegan from the Other Accounts
Managed and Ownership of Securities tables and add the following information on pages 93 and 94:

Other Accounts Managed
Total Assets
of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Jeffrey R. Tyler(1) : Principal LifeTime 2010,	N/A	N/A	N/A	N/A
2020, 2030, 2040, 2050, and Strategic
Income Accounts
Registered investment companies	11	$17.57 billion	NA	NA
Other pooled investment vehicles	NA	NA	NA	NA
Other accounts	NA	NA	NA	NA

(1) Mr. Tyler will begin working as a portfolio manager on March 1, 2011. The data in this table, which is as of December 31, 2010, reflects the total number of other accounts and assets in those other accounts that he will be managing on March 1, 2011.

Compensation
Effective March 1, 2011, add the following information to page 94:
Compensation for Jeffrey R. Tyler:

Principal Management Corporation offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation is predominantly composed of a salary and variable incentive that is reviewed annually.
Fund performance is taken into account when determining variable incentive; the primary benchmark for each Fund (as disclosed in the prospectus) is used to measure performance of the Funds for which Mr.
Tyler serves as portfolio manager and fund performance, relative to peers (as defined by Morningstar) is used to measure performance of the Principal LifeTime Accounts. Specifically, fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration with more substantial weighting to the
3- and 5- year periods. A portion of variable incentive is discretionary, based on a combination of business results and individual contributions. No part of salary, variable incentive, or retirement plan compensation is tied to asset levels.

Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-
term success and are highly valued.

All employees of Principal, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by Principal Financial Group. In addition, all employees are eligible to purchase Principal
Financial Group stock through an employee stock purchase plan. Mr. Tyler is also eligible to participate in a
Long Term Incentive Pay program.

Ownership of Securities
Data in this table is as of December 31, 2010.
Dollar Range of
	PVC Accounts Managed	Securities Owned
	by Portfolio Manager	by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Jeffrey R. Tyler	Principal LifeTime 2010 Account	None
Jeffrey R. Tyler	Principal LifeTime 2020 Account	None
Jeffrey R. Tyler	Principal LifeTime 2030 Account	None
Jeffrey R. Tyler	Principal LifeTime 2040 Account	None
Jeffrey R. Tyler	Principal LifeTime 2050 Account	None
Jeffrey R. Tyler	Principal LifeTime Strategic Income Account	None

Principal Global Investors, LLC
Effective March 1, 2011, delete the information related to Tim Dunbar from the Other Accounts Managed and Ownership of Securities tables on pages 115 and 117.

Spectrum Asset Management, Inc. (“Spectrum”)
On pages 121-122, delete the section disclosing information about Spectrum.

APPENDIX B
Proxy Voting Policies
Delete the Proxy Voting Policy for Spectrum Asset Management, Inc.

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